Short Term Notes Payable (Details) - USD ($)								3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 29, 2021	Jul. 21, 2020	Dec. 31, 2019	Dec. 06, 2019	Aug. 02, 2019	Jan. 30, 2019	Jan. 22, 2018	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 25, 2021	Feb. 24, 2021	Dec. 30, 2020	May 03, 2020	Feb. 18, 2020	Oct. 07, 2019	Aug. 10, 2019	Dec. 05, 2018
Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount								$ 585,750			$ 585,750		$ 442,300		$ 53,625
Short-term Debt			$ 436,267					$ 155,979			$ 155,979		$ 347,459	$ 436,267
Debt Instrument, Interest Rate, Stated Percentage								12.00%			12.00%		12.00%
Notes Payable, Related Parties			187,506					$ 285,816			$ 285,816		$ 311,340	187,506			$ 311,340			$ 61,052
Interest Payable																				$ 34,694
Gain (Loss) on Extinguishment of Debt								0		$ 0	(206,047)	$ 0	0	(244,712)
Knight Capital Funding, LLC [Member]
Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount																					$ 144,900
Proceeds from Short-term Debt						$ 153,092
Short-term Debt, Percentage Bearing Fixed Interest Rate						23.00%
Short-term Debt			61,747											61,747
Repayments of Short-term Debt	$ 22,000
Former President and Director [Member]
Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment											1,500
Short-term Debt								70,500			70,500
Notes Payable, Related Parties								95,746			95,746
Gain (Loss) on Extinguishment of Debt											18,746
Debt Instrument, Periodic Payment, Principal											5,000
Due to Related Parties								72,000			72,000
Bill'd Exchange, LLC [Member]
Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount					$ 20,000
Debt Instrument, Periodic Payment					$ 4,000
Short-term Debt			239,852					20,000			20,000		31,462	239,852
Pearl Delta Funding [Member]
Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount				$ 72,000
Debt Instrument, Periodic Payment				450
Proceeds from Short-term Debt				$ 52,174
Short-term Debt			65,664										51,750	65,664					$ 51,750
Repayments of Short-term Debt	36,998
Debt Instrument, Interest Rate, Stated Percentage				36.00%
Gain (Loss) on Extinguishment of Debt	15,000
Green Capital Funding [Member]
Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount			35,250											$ 35,250
Debt Instrument, Periodic Payment													1,000
Proceeds from Short-term Debt			$ 25,000
Short-term Debt, Percentage Bearing Fixed Interest Rate			36.00%											36.00%
Short-term Debt								7,747			7,747		11,748
Perfectly Green Corporation [Member]
Short Term Notes Payable (Details) [Line Items]
Proceeds from Short-term Debt							$ 60,000
Short-term Debt, Percentage Bearing Fixed Interest Rate							3.00%
Short-term Debt			$ 33,754					0			0		33,754	$ 33,754
Repayments of Short-term Debt							$ 26,246
Power Up Lending Group, LLC [Member]
Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount	80,000
Debt Instrument, Interest Rate, Stated Percentage																						12.00%
SBA Loan [Member]
Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount		$ 150,000											123,999					$ 123,999
Debt Instrument, Periodic Payment		$ 731
Short-term Debt													123,999
Debt Instrument, Interest Rate, Stated Percentage		3.75%																1.00%
Interest Payable								4,198			4,198		2,812
Knight Capital Funding, LLC [Member]
Short Term Notes Payable (Details) [Line Items]
Short-term Debt			$ 61,747					0			0		33,694	$ 61,747
Repayments of Short-term Debt	$ 22,000
Gain (Loss) on Extinguishment of Debt									$ 14,000
PPP Loan 2 [Member]
Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount																$ 128,232
Short-term Debt								128,232			128,232		0
Debt Instrument, Interest Rate, Stated Percentage																1.00%
PPP Loan [Member]
Short Term Notes Payable (Details) [Line Items]
Short-term Debt								$ 0			0		$ 123,999
Gain (Loss) on Extinguishment of Debt											$ 124,099